Consolidated Statement of Comprehensive Income (USD $) In Millions, except Share data in Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Revenues:
Service revenues	$ 2,914	$ 2,714	$ 2,518
Product sales	3,921	4,757	5,398
Total revenues	6,835	7,471	7,916
Costs and expenses:
Product costs	3,027	3,501	3,934
Operating and maintenance expenses	1,080	1,019	982
Depreciation and amortization expenses	791	734	637
Selling, general, and administrative expenses	519	583	431
Other (income) expense - net	11	24	18
Total costs and expenses	5,428	5,861	6,002
Operating income	1,407	1,610	1,914
Equity earnings (losses)	104	111	142
Interest incurred	(477)	(458)	(439)
Interest capitalized	90	54	24
Other income (expense) - net	25	16	9
Income before income taxes	1,149	1,333	1,650
Provision (benefit) for income taxes	30	42	46
Net income	1,119	1,291	1,604
Less: Net income attributable to noncontrolling interests	3	0	0
Net Income attributable to controlling interests	1,116	1,291	1,604
Allocation of net income for calculation of earnings per common unit:
Net income attributable to controlling interests	1,116	1,291	1,604
Allocation of net income to general partner	505	646	534
Allocation of net income to common units	611	645	1,070
Basic net income per common unit	$ 1.45	$ 1.89	$ 3.69
Diluted net income per common unit	$ 1.45	$ 1.89	$ 3.69
Basic weighted average number of common units outstanding (thousands)	420,916	341,981	290,255
Diluted weighted average number of common units outstanding (thousands)	420,916	341,981	290,255
Cash distributions per common unit	$ 3.480	$ 3.205	$ 2.96
Other Comprehensive Income (Loss):
Net unrealized gain (loss) from derivative instruments	1	30	(17)
Reclassifications into earnings of net derivative instruments (gain) loss	0	(30)	18
Foreign currency translation adjustments	(56)	20	(16)
Other comprehensive income (loss)	(55)	20	(15)
Comprehensive income	1,064	1,311	1,589
Less: Comprehensive income attributable to noncontrolling interests	3	0	0
Comprehensive income attributable to controlling interests	$ 1,061	$ 1,311	$ 1,589